SCHEDULE OF ADVANCES TO SUPPLIERS (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Advances To Suppliers Net
Raw materials purchase	$ 6,406,488	$ 3,654,520
Less: allowance for doubtful accounts
Advances to suppliers, net	$ 15,117,191	$ 4,091,990